Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Apr. 28, 2021
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VII
CIK	dei_EntityCentralIndexKey	0001561785
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	May 03, 2021
Effective Date	dei_DocumentEffectiveDate	May 03, 2021
Prospectus Date	rr_ProspectusDate	May 03, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A